Outstanding Balance and Related Carrying Amount of Purchased Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Oct. 01, 2012	Apr. 01, 2012
Financing Receivable, Impaired [Line Items]
Outstanding balance	$ 3,632	$ 9,178	$ 6,099	$ 4,740
Nonaccretable difference	(765)	(2,232)	(1,294)	(1,296)
Accretable yield	0	(1)	0	(27)
Carrying amount	2,867	6,945	4,805	3,417
Amounts Recognized as of Acquisition Dates
Financing Receivable, Impaired [Line Items]
Outstanding balance			10,839
Nonaccretable difference			(2,590)
Accretable yield			(27)
Carrying amount			$ 8,222